Pension benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plan [Member]
Effect of formerly SFAS No. 158 on the consolidated balance sheet [Abstract]
Non-current liabilities	$ 15	$ 23
Deferred tax	(4)	(6)
Shareholders equity	(11)	(16)
Annual pension cost [Abstract]
Benefits earned during the year	9	18	18
Interest cost on prior years' benefit obligation	5	9	9
Gross pension cost for the year	14	27	27
Expected return on plan assets	(5)	(8)	(7)
Administration charges	0	1	1
Net pension cost for the year	9	20	20
Social security cost	1	3	3
Amortization of actuarial gains/losses	0	(1)	(1)
Amortization of net transition assets		3
Total net pension cost	10	19	23
The funded status of the defined benefit plan [Abstract]
Projected benefit obligations	128	215	171
Plan assets at market value	(91)	(150)	(135)
Accrued pension liability exclusive social security	37	65
Social security related to pension obligations	6	10
Accrued pension liabilities	43	75
Change in benefit obligations [Roll Forward]
Benefit obligations at beginning of year	215	171
Deconsolidation of Archer	(104)	0
Interest cost	5	9	9
Current service cost	9	18	18
Benefits paid	(2)	(3)
Change in unrecognized actuarial gain	8	23
Foreign currency translations	(4)	(1)
Other adjustments	0	(2)
Benefit obligations at end of year	128	215	171
Change in pension plan assets [Roll Forward]
Fair value of plan assets at beginning of year	150	135
Deconsolidation of Archer	(60)	0
Estimated return	5	8
Contribution by employer	7	24
Administration charges	0	(1)	(1)
Benefits paid	(1)	(2)
Change in unrecognized actuarial loss	(8)	(13)
Foreign currency translations	(2)	(2)
Fair value of plan assets at end of year	91	150	135
Assumptions used in calculation of pension obligations [Abstract]
Term of Norwegian government bonds (in years)	10 years
Rate of compensation increase at the end of year (in hundredths)	4.00%	4.00%	4.25%
Discount rate at the end of year (in hundredths)	3.90%	4.20%	5.40%
Prescribed pension index factor (in hundredths)	1.10%	2.00%	2.50%
Expected return on plan assets for the year (in hundredths)	4.80%	4.60%	5.60%
Employee turnover (in hundredths)	4.00%	4.00%	4.00%
Expected increases in Social Security Base (in hundredths)	3.75%	3.75%	4.00%
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	100.00%	100.00%
Estimated yearly return on pension assets (in hundredths)	4.60%	5.30%
Contributions expected to be paid [Abstract]
2012	8
2013	8
2014	9
2015	10
2016	10
2017-2021	65
Total payments expected during the next 10 years	$ 110
Defined Benefit Pension Plan [Member] | Equity Securities [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	10.40%	15.60%
Defined Benefit Pension Plan [Member] | Debt Securities [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	48.60%	49.10%
Defined Benefit Pension Plan [Member] | Real Estate [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	18.00%	16.10%
Defined Benefit Pension Plan [Member] | Money Market [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	21.70%	13.20%
Defined Benefit Pension Plan [Member] | Other [Member]
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (in hundredths)	1.20%	6.00%
Defined Benefit Pension Plan [Member] | Onshore Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)	66.00%
Retirement age (in years)	67 years
Retirement pension cap (in hundredths)	66.00%
Multiple of base	12
Retirement age to receive pre-retirement pension (in years)	62 years
Defined Benefit Pension Plan [Member] | Offshore Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundredths)	60.00%
Retirement age (in years)	67 years
Defined Benefit Pension Plan [Member] | Offshore Employees, Mobile Units [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre-retirement pension (in years)	60 years
Defined Benefit Pension Plan [Member] | Offshore Employees, Fixed Installations [Member]
Assumptions used in calculation of pension obligations [Abstract]
Expected annual early retirement from age 60/62 (in hundredths)		30.00%	30.00%
Defined Benefit Pension Plan [Member] | Offshore Employees Mobile Units and Onshore Employees [Member]
Assumptions used in calculation of pension obligations [Abstract]
Expected annual early retirement from age 60/62 (in hundredths)	50.00%	50.00%	50.00%
Defined Contribution Plan [Member] | Minimum [Member]
Defined Contribution Plan [Line Items]
Employee contribution (in hundredths)	5.00%
Defined Contribution Plan [Member] | Maximum [Member]
Defined Contribution Plan [Line Items]
Employee contribution (in hundredths)	8.00%